Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2023		2022
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	31	5-80	31
Gas	18-95	38	18-95	39
Transmission
Electric	20-90	41	20-90	41
Gas	10-85	36	10-85	35
Generation	2-95	23	5-95	22
Other	3-80	10	3-80	11

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2023
Distribution
Electric	14,352	(3,708)	10,644
Gas	6,682	(1,736)	4,946
Transmission
Electric	19,886	(4,267)	15,619
Gas	2,751	(843)	1,908
Generation	7,192	(2,739)	4,453
Other	4,444	(1,645)	2,799
Assets under construction	2,581	—	2,581
Land	435	—	435
	58,323	(14,938)	43,385

2022
Distribution
Electric	13,650	(3,715)	9,935
Gas	6,396	(1,626)	4,770
Transmission
Electric	19,056	(4,074)	14,982
Gas	2,600	(800)	1,800
Generation	7,173	(2,679)	4,494
Other	4,803	(1,610)	3,193
Assets under construction	2,094	—	2,094
Land	395	—	395
	56,167	(14,504)	41,663

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2023		2022
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-18	5	3-15	5
Land, transmission and water rights	30-90	52	34-90	53
Other	10-100	14	10-100	14

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2023
Computer software	1,040	(528)	512
Land, transmission and water rights	1,071	(182)	889
Other	132	(81)	51
Assets under construction	58	—	58
	2,301	(791)	1,510

2022
Computer software	985	(497)	488
Land, transmission and water rights	1,064	(171)	893
Other	135	(78)	57
Assets under construction	110	—	110
	2,294	(746)	1,548